Property, equipment and leasehold improvement, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property, equipment and leasehold improvement, net

6. Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2023	June 30, 2024
	RMB	RMB
Leasehold improvement	3,697	4,573
Furniture and office equipment	1,569	1,342
Electronic equipment and others	4,179	4,507
Total property, equipment and leasehold improvement	9,445	10,422
Less: accumulated depreciation	(7,778)	(7,943)
Property, equipment and leasehold improvement, net	1,667	2,479

Depreciation expenses were RMB0.5 million and RMB0.6 million for the six months ended June 30, 2023 and 2024, respectively. No impairment charge was recognized for any of the periods presented.